Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	9 Months Ended
Dec. 31, 2013
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 2	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 3	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 4	6,000,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 5	0.61
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 6	9.8
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 7	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 8	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 9	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 10	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 11	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 13	6,000,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 14	0.61
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 15	9.8
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 16	$ 2,000,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 17	0.61
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 18	9.8